Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses and other assets
The following is a table summarizing the components of our prepaid expenses and other current assets as of December 31, 2024 and 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Prepaid vessel operating expenses - SSM	$5,375	$5,522
Prepaid expense - related party port agents	385	2
Prepaid expense - SCM	26	28
Scorpio Services Holding Limited (SSH)	4	3
Prepaid expenses and other current assets - related parties	5,790	5,555

Prepaid insurance	861	588
Prepaid port agent advances	604	72
Third party - prepaid vessel operating expenses	565	1,553
Other prepaid expenses	1,410	2,445
	9,230	10,213